OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.9%
Northstar Education Finance, Inc. Series 2007-1 Class A2 (a)
01/29/46	0.985%	$750,000	$746,484
SLM Student Loan Trust Series 2007-2 Class A2 (a)
07/25/17	0.234%	172,985	172,737
Total Asset-Backed Securities - Non-Agency (Cost: $919,560)			$919,221

	Shares	Value

Money Market Funds 100.6%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	47,488,050	$47,488,050
Total Money Market Funds (Cost: $47,488,050)		$47,488,050
Total Investments
(Cost: $48,407,610) (d)		$48,407,271(e)
Other Assets & Liabilities, Net		(1,188,256)
Net Assets		$47,219,015

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	8/6/2014	10,571,000	EUR	14,370,236	USD	215,046	—
Citigroup Global Markets Inc.	8/6/2014	12,538,000	GBP	21,324,953	USD	157,404	—
Standard Chartered Bank	8/6/2014	3,614,509,000	JPY	35,486,107	USD	347,315	—
UBS Securities LLC	8/6/2014	14,286,512	USD	15,356,000	CAD	—	(203,666)
HSBC Securities (USA), Inc.	8/6/2014	36,026,045	USD	220,780,000	NOK	—	(908,062)
State Street Bank & Trust Company	8/6/2014	21,518,442	USD	24,926,000	NZD	—	(348,075)
Total						719,765	(1,459,803)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	89,933,495	58,831,554	(101,276,999)	47,488,050	37,991	47,488,050

(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $48,407,610 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$130
Unrealized Depreciation	(469)
Net Unrealized Depreciation	$(339)

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Asset-Backed Securities - Non-Agency	—	919,221	—	919,221
Total Bonds	—	919,221	—	919,221
Mutual Funds
Money Market Funds	47,488,050	—	—	47,488,050
Total Mutual Funds	47,488,050	—	—	47,488,050
Investments in Securities	47,488,050	919,221	—	48,407,271
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	719,765	—	719,765
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,459,803)	—	(1,459,803)
Total	47,488,050	179,183	—	47,667,233

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
AUSTRALIA 21.2%
Amcor Ltd.	726,328	$6,951,893
Ansell Ltd.	155,176	2,724,220
Australia and New Zealand Banking Group Ltd.	399,658	12,477,972
BHP Billiton Ltd.	388,663	13,800,036
Commonwealth Bank of Australia	128,629	9,921,125
CSL Ltd.	110,882	6,908,339
Genworth Mortgage Insurance Australia Ltd. (a)	1,046,346	3,354,674
Healthscope Ltd. (a)	3,060,768	6,428,279
James Hardie Industries PLC	315,362	3,916,372
Lend Lease Group	771,621	9,629,206
Macquarie Group Ltd.	122,639	6,563,591
Mirvac Group	2,431,621	4,067,659
National Australia Bank Ltd.	264,881	8,600,586
QBE Insurance Group Ltd.	317,683	3,211,026
Rio Tinto Ltd.	133,875	8,132,062
Spotless Group Holdings Ltd. (a)	4,195,742	7,213,339
Telstra Corp., Ltd.	1,654,609	8,390,700
Transurban Group	35,723	256,526
Virtus Health Ltd.	141,160	1,017,795
Westpac Banking Corp.	543,210	17,274,106
Woodside Petroleum Ltd.	136,640	5,363,660
Woolworths Ltd.	146,768	5,002,490
Total		151,205,656
CHINA 20.8%
Anhui Conch Cement Co., Ltd., Class H	1,987,000	7,433,984
Baidu, Inc., ADR (a)	36,043	7,787,090
Bank of China Ltd., Class H	14,969,000	7,153,519
China Construction Bank Corp., Class H	14,975,380	11,457,964
China Mengniu Dairy Co., Ltd.	931,000	4,507,009
China Oilfield Services Ltd.	1,704,000	4,241,807
China Overseas Land & Investment Ltd.	2,150,000	6,537,740
China Petroleum & Chemical Corp., Class H	7,670,000	7,508,965
China Unicom Hong Kong Ltd.	2,862,000	4,999,634
CIMC Enric Holdings Ltd.	2,094,000	2,493,316
CSPC Pharmaceutical Group Ltd.	3,464,000	2,690,570
Dongfeng Motor Group Co., Ltd., Class H	2,108,000	3,743,324
ENN Energy Holdings Ltd.	1,086,000	7,681,500
Great Wall Motor Co., Ltd., Class H	1,237,000	5,089,005
Guangdong Investment Ltd.	4,472,000	5,015,136
Huaneng Power International, Inc., Class H	3,856,000	4,280,337

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Industrial & Commercial Bank of China Ltd., Class H	15,252,000	$10,402,131
Lenovo Group Ltd.	4,750,000	6,479,414
Ping An Insurance Group Co. of China Ltd., Class H	781,000	6,636,157
Sihuan Pharmaceutical Holdings Group Ltd.	1,924,000	1,179,484
Sinotrans Ltd.	6,701,000	4,150,143
Tencent Holdings Ltd.	939,000	15,249,134
Vipshop Holdings Ltd., ADS (a)	32,111	6,600,095
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,381,500	4,724,793
Total		148,042,251
HONG KONG 9.9%
AIA Group Ltd.	3,230,600	17,307,618
Cheung Kong Holdings Ltd.	723,000	13,967,998
Hong Kong Exchanges and Clearing Ltd.	180,400	4,041,092
Hutchison Whampoa Ltd.	833,000	11,300,016
Li & Fung Ltd.	2,332,000	3,106,508
Samsonite International SA	1,716,000	5,317,759
Sands China Ltd.	1,020,000	7,488,525
Towngas China Co., Ltd.	2,388,000	2,749,561
Wharf Holdings Ltd. (The)	636,900	5,076,087
Total		70,355,164
INDIA 9.0%
Bajaj Electricals Ltd.	346,729	1,638,512
HCL Technologies Ltd.	312,846	8,022,434
HDFC Bank Ltd.	657,729	8,995,401
ICICI Bank Ltd.	229,916	5,548,912
ICICI Bank Ltd., ADR	95,407	4,772,258
Infosys Ltd., ADR	62,503	3,426,414
ITC Ltd.	865,711	5,068,897
Larsen & Toubro Ltd.	172,857	4,255,799
Mahindra & Mahindra Ltd.	305,748	6,022,151
Motherson Sumi Systems Ltd.	656,712	3,938,004
Oil & Natural Gas Corp., Ltd.	531,131	3,449,671
Sun Pharmaceutical Industries Ltd.	431,692	5,612,504
Ultratech Cement Ltd.	82,801	3,295,954
Total		64,046,911
INDONESIA 2.3%
PT Bank Mandiri Persero Tbk	6,275,116	5,460,330
PT Bank Rakyat Indonesia Persero Tbk	6,393,400	6,132,366

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Surya Citra Media Tbk	14,100,962	$4,597,303
Total		16,189,999
MALAYSIA 1.5%
IJM Corp., BHD	2,729,800	5,714,131
Tenaga Nasional Bhd	1,266,800	4,916,617
Total		10,630,748
PHILIPPINES 3.6%
Alliance Global Group, Inc.	7,072,600	4,248,036
Asia United Bank (a)	372,450	619,322
Ayala Corp.	246,512	3,712,727
GT Capital Holdings, Inc.	188,580	3,851,143
Metropolitan Bank & Trust Co.	2,455,372	4,828,382
Robinsons Retail Holdings, Inc.	2,361,790	3,546,395
Universal Robina Corp.	1,325,240	4,909,319
Total		25,715,324
SINGAPORE 2.7%
CapitaCommercial Trust	2,735,000	3,647,381
DBS Group Holdings Ltd.	767,000	11,174,682
Keppel Corp., Ltd.	532,000	4,662,976
Total		19,485,039
SOUTH KOREA 11.0%
Halla Climate Control Corp.	91,870	4,530,324
Hana Financial Group, Inc.	153,190	6,169,393
Hyundai Development Co.	106,280	3,945,553
Hyundai Motor Co.	42,623	10,090,104
Korea Electric Power Corp.	178,800	7,378,395
LG Chem Ltd.	12,217	3,418,816
NAVER Corp.	5,499	3,926,543
Samsung Electronics Co., Ltd.	12,385	16,028,845
SK Hynix, Inc. (a)	226,731	9,864,968
SK Telecom Co., Ltd.	34,984	8,980,460
Wonik IPS Co., Ltd. (a)	371,598	4,100,144
Total		78,433,545
TAIWAN 11.4%
Advanced Semiconductor Engineering, Inc.	3,780,000	4,489,101
CTBC Financial Holding Co., Ltd.	7,731,858	5,411,649
Delta Electronics, Inc.	833,000	5,660,603
E.Sun Financial Holding Co., Ltd.	8,943,247	5,947,510
Hon Hai Precision Industry Co., Ltd.	3,311,000	11,345,767

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Huaku Development Co., Ltd.	1,050,000	$2,493,331
Makalot Industrial Co., Ltd.	468,000	2,380,505
MediaTek, Inc.	625,000	9,672,591
Pegatron Corp.	3,464,000	6,564,047
President Chain Store Corp.	454,000	3,611,589
Taiwan Semiconductor Manufacturing Co., Ltd.	537,000	2,152,985
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,069,563	21,391,260
Total		81,120,938
THAILAND 2.6%
Advanced Information Service PCL, Foreign Registered Shares	610,900	3,929,489
Kasikornbank PCL, Foreign Registered Shares	14,352	94,042
Kasikornbank PCL, Foreign Registered Shares, NVDR	795,448	5,147,659
Siam Commercial Bank PCL (The), Foreign Registered Shares	825,500	4,543,863
Supalai Public Co., Ltd.	1,838,100	1,364,172
Total Access Communication PCL, Foreign Registered Shares	787,700	2,516,471
Total Access Communication PCL, NVDR	255,900	817,525
Total		18,413,221
Total Common Stocks (Cost: $547,649,693)		$683,638,796

Rights —%
TAIWAN —%
Makalot Industrial Co., Ltd. Rights (a)	41,181	$63,912
Total Rights (Cost: $—)		$63,912

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	24,717,391	$24,717,391
Total Money Market Funds (Cost: $24,717,391)		$24,717,391

Total Investments
(Cost: $572,367,084) (d)	$708,420,099(e)
Other Assets & Liabilities, Net	3,308,987
Net Assets	$711,729,086

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,880,606	157,665,789	(148,829,004)	24,717,391	10,220	24,717,391

(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $572,367,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$142,537,000
Unrealized Depreciation	(6,484,000)
Net Unrealized Appreciation	$136,053,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,600,095	57,942,026	—	64,542,121
Consumer Staples	—	26,645,698	—	26,645,698
Energy	—	20,564,102	—	20,564,102
Financials	4,772,258	242,822,514	—	247,594,772
Health Care	—	26,561,191	—	26,561,191
Industrials	—	52,964,628	—	52,964,628
Information Technology	32,604,765	103,556,576	—	136,161,341
Materials	—	46,949,118	—	46,949,118
Telecommunication Services	—	29,634,279	—	29,634,279
Utilities	—	32,021,546	—	32,021,546
Rights
Consumer Discretionary	—	63,912	—	63,912
Total Equity Securities	43,977,118	639,725,590	—	683,702,708
Mutual Funds
Money Market Funds	24,717,391	—	—	24,717,391
Total Mutual Funds	24,717,391	—	—	24,717,391
Total	68,694,509	639,725,590	—	708,420,099

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) 11.7%
BRAZIL 2.1%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL $	6,000,000	$2,591,735
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	6,000,000	2,391,959
03/14/23	5.000%	1,309,000		1,235,532
Samarco Mineracao SA (b)
Senior Unsecured
11/01/22	4.125%	6,694,000		6,350,205
10/24/23	5.750%	2,200,000		2,315,500
Vale SA Senior Unsecured
09/11/42	5.625%	1,918,000		1,883,342
Total				16,768,273
CHILE 0.2%
ENTEL Chile SA Senior Unsecured (b)
08/01/26	4.750%	1,900,000		1,886,903
COLOMBIA 0.2%
Grupo Aval Ltd. (b)
09/26/22	4.750%	1,751,000		1,746,623
GUATEMALA 1.3%
Agromercantil Senior Trust (b)
04/10/19	6.250%	1,943,000		2,030,435
Comcel Trust (b)
02/06/24	6.875%	5,300,000		5,697,500
Industrial Senior Trust (b)
11/01/22	5.500%	2,877,000		2,833,845
Total				10,561,780
KAZAKHSTAN 0.8%
Zhaikmunai LLP
11/13/19	7.125%	2,546,000		2,768,775
Zhaikmunai LLP (b)
11/13/19	7.125%	3,285,000		3,572,438
Total				6,341,213
MEXICO 1.4%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	30,000,000	2,235,619
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	41,116,024	3,156,790
Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	59,800,000	3,875,474

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
MEXICO (CONTINUED)
Mexichem SAB de CV (b)
09/19/22	4.875%	$1,000,000		$1,045,000
09/19/42	6.750%	1,000,000		1,080,000
Total				11,392,883
PANAMA 0.4%
Panama Canal Railway Co. Senior Secured
11/01/26	7.000%	3,621,726		3,585,509
PERU 0.8%
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	6,000,000	2,200,999
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%	4,507,000		4,326,048
Total				6,527,047
RUSSIAN FEDERATION 1.9%
EDC Finance Ltd. (b)
04/17/20	4.875%	2,400,000		2,151,000
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%	2,000,000		2,025,191
Novatek Finance Ltd. Senior Unsecured (b)
02/21/17	7.750%	RUB	83,300,000	2,181,240
Sibur Securities Ltd. (b)
01/31/18	3.914%	4,250,000		3,825,000
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	95,300,000	2,493,997
03/01/22	7.504%	2,500,000		2,546,750
Total				15,223,178
TURKEY 0.2%
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured (b)
05/09/20	4.250%	1,507,000		1,450,591
UKRAINE 1.0%
MHP SA (b)
04/02/20	8.250%	7,604,000		6,957,660
Metinvest BV (b)
02/14/18	8.750%	1,500,000		1,256,550
Total				8,214,210

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
UNITED KINGDOM 1.2%
Afren PLC Senior Secured (b)
12/09/20	6.625%	$4,739,000		$4,787,812
Tullow Oil PLC (b)
04/15/22	6.250%	5,100,000		5,125,500
Total				9,913,312
UNITED STATES 0.2%
Kosmos Energy Ltd. Senior Secured (b)(d)
08/01/21	7.875%	1,776,000		1,815,960
Total Corporate Bonds & Notes (Cost: $100,075,698)				$95,427,482

Inflation-Indexed Bonds(a) 2.8%
URUGUAY 2.8%
Uruguay Government International Bond
04/05/27	4.250%	UYU	198,425,367	9,341,113
Senior Unsecured
09/14/18	5.000%	UYU	218,456,438	10,189,966
12/15/28	4.375%	UYU	73,750,573	3,527,193
Total				23,058,272
Total Inflation-Indexed Bonds (Cost: $24,149,208)				$23,058,272

Foreign Government Obligations(a)(e) 79.6%
ARGENTINA 1.7%
Argentina Bonar Bonds
04/17/17	7.000%	4,255,495		3,883,139
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%	8,739,000		8,214,660
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%	2,050,000		1,850,125
Total				13,947,924
BRAZIL 4.7%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
09/26/23	5.750%	3,500,000		3,754,768
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	30,368,000	13,078,745

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(e) (continued)
BRAZIL (CONTINUED)
Brazilian Government International Bond Senior Unsecured
01/07/25	4.250%		$2,600,000	$2,606,500
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%	4,520,000		4,565,200
Cia de Saneamento Basico do Estado de Sao Paulo Senior Unsecured (b)
12/16/20	6.250%	500,000		525,178
Petrobras Global Finance BV
05/20/23	4.375%	2,315,000		2,200,315
Petrobras International Finance Co.
03/15/19	7.875%	3,699,000		4,275,563
01/20/20	5.750%	959,000		1,020,856
01/27/21	5.375%	3,283,000		3,377,302
01/20/40	6.875%	2,493,000		2,595,961
Total				38,000,388
COLOMBIA 4.1%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	1,377,000,000	917,513
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	3,237,000,000	2,225,158
01/18/41	6.125%	6,328,000		7,585,303
Ecopetrol SA Senior Unsecured
05/28/45	5.875%	2,800,000		2,926,000
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	5,204,000,000	2,979,804
Empresa de Energia de Bogota SA ESP Senior Unsecured (b)
11/10/21	6.125%	543,000		590,584
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	23,490,000,000	13,203,499
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%	2,766,000		2,969,166
Total				33,397,027
CROATIA 1.0%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%	7,917,000		8,451,397

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(e) (continued)
DOMINICAN REPUBLIC 4.7%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		$6,488,000	$6,682,640
Dominican Republic International Bond (g)
02/22/19	12.000%	DOP	69,000,000	1,676,830
Senior Unsecured
02/10/23	14.500%	DOP	39,000,000	1,046,238
Dominican Republic International Bond (b)(g)
07/05/19	15.000%	DOP	189,000,000	5,100,056
01/08/21	14.000%	DOP	226,239,000	5,939,111
Senior Unsecured
05/06/21	7.500%	2,013,000		2,312,901
04/20/27	8.625%	7,020,000		8,775,000
04/30/44	7.450%	6,000,000		6,390,000
Total				37,922,776
EL SALVADOR 0.4%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%	959,000		1,119,709
06/15/35	7.650%	1,736,000		1,892,240
Total				3,011,949
GEORGIA 1.0%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%	7,033,000		7,964,872
GUATEMALA 0.9%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%	5,232,000		5,637,480
02/13/28	4.875%	1,398,000		1,404,990
Total				7,042,470
HUNGARY 3.6%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%	2,302,000		2,624,280
11/22/23	5.750%	1,238,000		1,346,325
03/25/24	5.375%	7,556,000		7,990,470
03/29/41	7.625%	7,440,000		9,467,400
MFB Magyar Fejlesztesi Bank Zrt. (b)
10/21/20	6.250%	2,349,000		2,611,092
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%	4,886,000		5,253,818
Total				29,293,385
INDONESIA 10.9%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%	7,194,000		7,638,373

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(e) (continued)
INDONESIA (CONTINUED)
04/25/22	3.750%	$3,967,000		$3,897,577
01/15/24	5.875%	4,200,000		4,719,750
01/17/38	7.750%	3,548,000		4,594,660
01/17/42	5.250%	1,000,000		985,000
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	6,000,000,000	524,466
06/15/15	9.500%	IDR	49,000,000,000	4,325,459
07/15/17	10.000%	IDR	30,762,000,000	2,823,116
09/15/19	11.500%	IDR	50,400,000,000	5,006,262
11/15/20	11.000%	IDR	9,000,000,000	893,198
06/15/21	12.800%	IDR	6,800,000,000	734,183
07/15/22	10.250%	IDR	13,210,000,000	1,277,927
03/15/24	8.375%	IDR	32,000,000,000	2,828,935
05/15/27	7.000%	IDR	59,520,000,000	4,588,348
03/15/29	9.000%	IDR	53,989,000,000	4,859,127
Majapahit Holding BV (b)
08/07/19	8.000%	3,452,000		4,103,565
01/20/20	7.750%	2,657,000		3,139,414
PT Pertamina Persero (b)
05/23/21	5.250%	2,000,000		2,085,769
Senior Unsecured
05/03/22	4.875%	1,000,000		1,005,000
05/20/23	4.300%	2,000,000		1,920,000
05/27/41	6.500%	1,000,000		1,052,500
05/03/42	6.000%	3,000,000		2,951,250
PT Perusahaan Listrik Negara (b)
Senior Unsecured
11/22/21	5.500%	18,103,000		19,217,026
10/24/42	5.250%	2,750,000		2,475,000
Pertamina Persero PT Senior Unsecured (b)
05/30/44	6.450%	755,000		790,862
Total				88,436,767
IRELAND 0.3%
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/21/23	5.942%	2,300,000		2,087,250
IVORY COAST 0.4%
Ivory Coast Government International Bond (b)
07/23/24	5.375%	1,200,000		1,167,000
Ivory Coast Government International Bond (c)
Senior Unsecured
12/31/32	5.750%	2,100,000		2,060,961
Total				3,227,961
KAZAKHSTAN 1.6%
KazMunayGas National Co. JSC (b)
Senior Unsecured
07/02/18	9.125%	3,927,000		4,732,035

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(e) (continued)
KAZAKHSTAN (CONTINUED)
04/30/43	5.750%	$8,600,000		$8,431,136
Total				13,163,171
TOTAL MACEDONIA 0.2%
Macedonia Government Bond (b)
07/24/21	3.975%	EUR	1,439,000	1,920,270
MEXICO 7.3%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%	3,200,000		3,344,000
Mexican Bonos
12/17/15	8.000%	MXN	37,776,000	3,043,294
12/15/16	7.250%	MXN	44,113,500	3,610,476
12/14/17	7.750%	MXN	37,488,300	3,143,780
06/11/20	8.000%	MXN	67,630,000	5,857,183
06/10/21	6.500%	MXN	37,100,000	2,982,439
06/09/22	6.500%	MXN	55,219,200	4,404,413
06/03/27	7.500%	MXN	34,949,100	2,959,271
Pemex Project Funding Master Trust
06/15/38	6.625%	1,918,000		2,224,880
Petroleos Mexicanos
11/24/21	7.650%	MXN	111,697,800	9,066,634
06/15/35	6.625%	4,127,000		4,883,479
06/02/41	6.500%	5,453,000		6,325,480
Petroleos Mexicanos (b)
01/23/45	6.375%	6,300,000		7,245,000
Total				59,090,329
MOROCCO 0.4%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	3,522,000		3,513,195
NETHERLANDS 0.4%
Petrobras Global Finance BV
03/17/24	6.250%	2,830,000		2,987,320
PANAMA 0.8%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%	2,222,495		2,283,886
Panama Government International Bond
07/25/22	5.625%	3,800,000		4,172,259
Total				6,456,145
PERU 2.1%
Corporacion Financiera de Desarrollo SA (b)
Senior Unsecured
07/15/19	3.250%	1,600,000		1,600,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
PERU (CONTINUED)
02/08/22	4.750%	$3,667,000		$3,859,770
Corporacion Financiera de Desarrollo SA (b)(c)
Subordinated Notes
07/15/29	5.250%		2,757,000	2,798,355
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(f)
05/31/18	0.000%		3,737,063	3,513,303
Peruvian Government International Bond Senior Unsecured
08/12/26	8.200%	PEN	12,792,000	5,632,408
Total				17,403,836
PHILIPPINES 1.0%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.950%	PHP	107,000,000	2,657,677
03/30/26	5.500%		1,500,000	1,728,750
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		2,877,000	3,689,753
Total				8,076,180
POLAND 0.1%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		1,112,000	1,245,562
QATAR 0.1%
Qatar Government International Bond Senior Unsecured (b)
01/20/22	4.500%		500,000	544,400
REPUBLIC OF NAMIBIA 1.0%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		7,700,000	8,258,250
REPUBLIC OF THE CONGO 0.2%
Republic of Congo Senior Unsecured (c)
06/30/29	3.500%		2,017,287	1,870,146
ROMANIA 1.7%
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%		7,992,000	9,530,460
08/22/23	4.375%		2,866,000	2,937,650
01/22/24	4.875%		1,428,000	1,511,895
Total				13,980,005

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(e) (continued)
RUSSIAN FEDERATION 6.5%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	$228,000,000	$5,822,467
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%	6,712,000		5,789,100
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
01/23/21	5.999%	1,000,000		1,001,500
03/07/22	6.510%	5,155,000		5,338,003
08/16/37	7.288%	2,829,000		2,970,450
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
Senior Unsecured
12/27/17	5.298%	6,185,000		5,956,959
07/25/18	5.100%	2,600,000		2,443,168
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/29/20	5.000%	1,800,000		1,888,200
04/04/22	4.500%	4,200,000		4,127,340
04/04/42	5.625%	5,400,000		5,359,500
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%	4,655,053		5,269,519
Sberbank of Russia Via SB Capital SA Subordinated Notes (b)
10/29/22	5.125%	3,000,000		2,658,750
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	4,315,000		4,088,463
Total				52,713,419
SENEGAL 0.1%
Senegal Government International Bond (b)
07/30/24	6.250%	888,000		895,770
SERBIA 0.6%
Republic of Serbia (b)
12/03/18	5.875%	4,294,000		4,551,640
SOUTH AFRICA 0.4%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	1,200,000		1,224,000
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%	2,200,000		2,079,128
Total				3,303,128
SOUTH KOREA 0.7%
Export-Import Bank of Korea
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
SOUTH KOREA (CONTINUED)
09/15/21	4.375%	$1,113,000		$1,201,727
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	50,670,000,000	4,315,065
Total				5,516,792
SUPRA-NATIONAL 0.1%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%		1,000,000	1,040,870
TRINIDAD AND TOBAGO 1.8%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		11,364,000	14,347,050
TURKEY 7.5%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%		10,017,000	10,767,273
Turkey Government International Bond
02/17/45	6.625%		3,750,000	4,345,313
Senior Unsecured
03/30/21	5.625%		2,363,000	2,587,201
03/25/22	5.125%		2,250,000	2,379,938
09/26/22	6.250%		11,053,000	12,586,051
03/23/23	3.250%		2,000,000	1,850,420
03/22/24	5.750%		3,100,000	3,394,500
02/05/25	7.375%		9,068,000	11,072,028
03/17/36	6.875%		5,544,000	6,618,150
05/30/40	6.750%		2,973,000	3,508,140
01/14/41	6.000%		2,100,000	2,256,702
Total				61,365,716
UKRAINE 0.2%
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%		1,655,000	1,584,663
UNITED ARAB EMIRATES 0.8%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
01/12/23	3.625%		2,000,000	2,005,000
05/06/24	3.875%		2,936,000	2,950,393
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%		1,516,000	1,712,466
Total				6,667,859
URUGUAY 0.5%
Uruguay Government International Bond
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
URUGUAY (CONTINUED)
03/21/36	7.625%	$1,710,404	$2,291,942
11/20/45	4.125%	2,396,949	2,074,559
Total			4,366,501
VENEZUELA 8.5%
Petroleos de Venezuela SA
04/12/17	5.250%	23,922,000	20,154,285
11/02/17	8.500%	3,916,600	3,647,334
11/17/21	9.000%	6,782,647	5,765,250
Senior Unsecured
10/28/15	5.000%	15,103,334	14,178,255
Venezuela Government International Bond
Senior Unsecured
12/01/18	7.000%	1,376,000	1,165,472
10/13/19	7.750%	4,083,300	3,450,388
05/07/23	9.000%	20,409,900	17,093,291
10/13/24	8.250%	4,793,900	3,751,227
Total			69,205,502
ZAMBIA 1.3%
Zambia Government International Bond
Senior Unsecured
04/14/24	8.500%	450,000	510,377
Zambia Government International Bond (b)
09/20/22	5.375%	1,400,000	1,330,000
Senior Unsecured
04/14/24	8.500%	7,955,000	9,022,322
Total			10,862,699
Total Foreign Government Obligations (Cost: $633,619,899)			$647,714,584

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.097% (h)(i)	30,609,863	$30,609,863
Total Money Market Funds (Cost: $30,609,863)		$30,609,863
Total Investments
(Cost: $788,454,668) (j)		$796,810,201(k)
Other Assets & Liabilities, Net		16,928,426
Net Assets		$813,738,627

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	08/29/2014	3,265,000	SGD	2,635,666	USD	18,431	—
Citigroup Global Markets Inc.	09/15/2014	387,994,000	RUB	10,800,713	USD	44,784	—
Total					63,215		—

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, cash totaling $440,700 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(248)	USD	(29,471,313)	09/2014	263,128	—
US ULTRA T-BOND	(75)	USD	(11,313,281)	09/2014	—	(15,347)
Total					263,128	(15,347)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $420,608,103 or 51.69% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $12,715,997, which represents 1.56% of net assets.

(h)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,634,843	183,227,878	(195,252,858)	30,609,863	24,695	30,609,863

(j)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $788,455,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,523,000
Unrealized Depreciation	(22,168,000)
Net Unrealized Appreciation	$8,355,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—
Banking	—	6,610,904	2,200,999	8,811,903
Transportation	—	—	3,156,790	3,156,790
All Other Industries	—	83,458,789	—	83,458,789
Inflation-Indexed Bonds	—	23,058,272	—	23,058,272
Foreign Government Obligations	—	634,998,587	12,715,997	647,714,584
Total Bonds	—	748,126,552	18,073,786	766,200,338
Mutual Funds
Money Market Funds	30,609,863	—	—	30,609,863
Total Mutual Funds	30,609,863	—	—	30,609,863
Investments in Securities	30,609,863	748,126,552	18,073,786	796,810,201
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	63,215	—	63,215
Futures Contracts	263,128	—	—	263,128
Liabilities
Futures Contracts	(15,347)	—	—	(15,347)
Total	30,857,644	748,189,767	18,073,786	797,121,197

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2013	2,191,850	3,010,576	5,202,426
Accrued discounts/premiums	337	(33,317)	(32,980)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	156,656	799,551	956,207
Sales	—	—	—
Purchases	3,008,946	8,939,187	11,948,133
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of July 31, 2014	5,357,789	12,715,997	18,073,786

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2014 was $956,207, which is comprised of Corporate Bonds & Notes of $156,656 and Foreign Government Obligations of $799,551.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate bonds and foreign government obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia European Equity Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
BELGIUM 3.6%
Anheuser-Busch InBev NV	131,648	$14,209,135
KBC Groep NV (a)	144,448	7,829,816
Total		22,038,951
DENMARK 3.7%
Novo Nordisk A/S, Class B	326,554	15,031,994
Pandora A/S	114,321	7,823,100
Total		22,855,094
FINLAND 1.0%
KONE OYJ, Class B	142,382	5,986,838
FRANCE 14.4%
Airbus Group NV	227,376	13,192,403
Essilor International SA	46,040	4,497,562
Groupe Eurotunnel SA	546,054	7,226,369
Iliad SA	60,664	16,733,821
L’Oreal SA	62,552	10,562,532
Legrand SA	211,304	11,718,021
Publicis Groupe SA	109,539	7,947,423
Renault SA	83,037	6,931,935
Vivendi SA	370,988	9,311,159
Total		88,121,225
GERMANY 15.2%
Allianz SE, Registered Shares	55,758	9,282,933
BASF SE	121,128	12,536,020
Bayer AG, Registered Shares	158,252	20,874,466
Bayerische Motoren Werke AG	125,416	14,939,551
Brenntag AG	61,957	9,947,161
Continental AG	46,909	10,102,530
Deutsche Post AG	283,209	9,061,183
ProSiebenSat.1 Media AG, Registered Shares	147,561	6,187,009
Total		92,930,853
IRELAND 1.0%
Bank of Ireland (a)	17,276,161	6,070,523
ITALY 2.4%
Atlantia SpA	241,959	6,403,752
Intesa Sanpaolo SpA	2,763,864	8,207,636
Total		14,611,388
NETHERLANDS 5.1%
ASML Holding NV	116,244	10,963,004
ING Groep NV-CVA (a)	710,244	9,224,360

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
Reed Elsevier NV	490,349	$11,037,994
Total		31,225,358
NORWAY 1.6%
DNB ASA	568,072	10,067,139
SPAIN 2.8%
Amadeus IT Holding SA, Class A	108,083	4,253,136
Bankinter SA	755,000	6,519,146
Inditex SA	220,670	6,446,426
Total		17,218,708
SWEDEN 3.9%
Nordea Bank AB	782,811	10,498,102
SKF AB B Shares	207,691	4,895,727
Svenska Handelsbanken AB, Class A	176,217	8,486,682
Total		23,880,511
SWITZERLAND 9.7%
Cie Financiere Richemont SA, Class A, Registered Shares	65,883	6,251,786
Holcim Ltd., Registered Shares	109,059	8,726,521
Nestlé SA, Registered Shares	118,669	8,786,261
Roche Holding AG, Genusschein Shares	81,328	23,601,853
Sika AG	1,638	6,371,848
UBS AG, Registered Shares	347,242	5,966,152
Total		59,704,421
UNITED KINGDOM 35.2%
Ashtead Group PLC	633,776	9,507,053
AstraZeneca PLC	190,956	13,942,935
BG Group PLC	764,094	15,067,363
BT Group PLC	1,933,195	12,656,436
Burberry Group PLC	46,092	1,096,001
Diageo PLC	244,006	7,328,068
easyJet PLC	344,655	7,511,824
GlaxoSmithKline PLC	478,805	11,538,600
IMI PLC	366,782	8,748,080
InterContinental Hotels Group PLC	171,576	6,960,970
Johnson Matthey PLC	128,540	6,404,748
Legal & General Group PLC	2,672,718	10,544,058
Lloyds Banking Group PLC (a)	6,949,180	8,663,374
London Stock Exchange Group PLC	154,516	5,040,149
Persimmon PLC	395,337	8,326,394
Prudential PLC	408,149	9,380,838
Rio Tinto PLC	197,622	11,294,895

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Royal Dutch Shell PLC, Class A	625,130	$25,702,764
Schroders PLC	79,799	3,206,279
Smith & Nephew PLC	475,749	8,187,501
St. James’s Place PLC	526,036	6,429,691
Unilever PLC	139,129	6,011,281
Vodafone Group PLC	1,874,394	6,241,909
Wolseley PLC	116,086	6,043,675
Total		215,834,886
Total Common Stocks (Cost: $556,680,905)		$610,545,895

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	2,371,518	$2,371,518
Total Money Market Funds (Cost: $2,371,518)		$2,371,518
Total Investments
(Cost: $559,052,423) (d)		$612,917,413(e)
Other Assets & Liabilities, Net		24,451
Net Assets		$612,941,864

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,413,364	185,228,505	(201,270,351)	2,371,518	5,929	2,371,518

(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $559,052,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$68,435,000
Unrealized Depreciation	(14,570,000)
Net Unrealized Appreciation	$53,865,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated April 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	94,051,120	—	94,051,120
Consumer Staples	—	46,897,277	—	46,897,277
Energy	—	40,770,126	—	40,770,126
Financials	—	125,416,877	—	125,416,877
Health Care	—	97,674,911	—	97,674,911
Industrials	—	100,242,086	—	100,242,086
Information Technology	—	15,216,140	—	15,216,140
Materials	—	45,334,032	—	45,334,032
Telecommunication Services	—	44,943,326	—	44,943,326
Total Equity Securities	—	610,545,895	—	610,545,895
Mutual Funds
Money Market Funds	2,371,518	—	—	2,371,518
Total Mutual Funds	2,371,518	—	—	2,371,518
Total	2,371,518	610,545,895	—	612,917,413

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Bond Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 26.2%
AUSTRALIA 0.5%
Woodside Finance Ltd. (b)
05/10/21	4.600%	$605,000	$661,664

BELGIUM —%
Calcipar SA Senior Secured (b)
05/01/18	6.875%	37,000	38,480

CANADA 1.0%
Bombardier, Inc. (b)
Senior Unsecured
04/15/19	4.750%	9,000	8,719
03/15/20	7.750%	8,000	8,640
10/15/22	6.000%	10,000	9,800
01/15/23	6.125%	20,000	19,750
Brookfield Residential Properties, Inc./U.S. Corp. (b)
07/01/22	6.125%	11,000	11,275
Catamaran Corp.
03/15/21	4.750%	5,000	4,988
Cogeco Cable, Inc. (b)
05/01/20	4.875%	22,000	22,110
Kodiak Oil & Gas Corp.
01/15/21	5.500%	5,000	5,250
02/01/22	5.500%	65,000	68,575
MDC Partners, Inc. (b)
04/01/20	6.750%	37,000	38,480
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	65,000	61,177
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	900,000	916,517
TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	110,000	113,225
Valeant Pharmaceuticals International, Inc. (b)
10/01/17	6.750%	40,000	41,200
08/15/18	6.750%	14,000	14,630
07/15/21	7.500%	20,000	21,600
12/01/21	5.625%	7,000	7,017
Videotron Ltd.
07/15/22	5.000%	16,000	16,160
Videotron Ltd. (b)
06/15/24	5.375%	20,000	20,000
Total			1,409,113

FRANCE —%
Numericable Group SA Senior Secured (b)
05/15/22	6.000%	50,000	50,250

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
GERMANY 0.3%
E.ON International Finance BV
10/02/17	5.500%	EUR $	275,000	$423,843

IRELAND —%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	20,000		19,800
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	22,000		22,082
Total				41,882

ITALY 0.1%
Telecom Italia Capital SA
06/18/19	7.175%	14,000		15,820
Telecom Italia SpA Senior Unsecured (b)
05/30/24	5.303%	22,000		21,322
Wind Acquisition Finance SA (b)
Senior Secured
04/30/20	6.500%	33,000		35,062
07/15/20	4.750%	15,000		14,663
Total				86,867

LUXEMBOURG 0.1%
Altice SA Senior Secured (b)
05/15/22	7.750%	12,000		12,270
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	39,000		40,463
02/25/22	6.750%	9,000		9,745
INEOS Group Holdings SA (b)
02/15/19	5.875%	19,000		19,190
Intelsat Jackson Holdings SA
10/15/20	7.250%	83,000		87,565
Total				169,233

MACAU —%
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%	37,000		37,000

NETHERLANDS 0.9%
Constellium NV (b)
05/15/24	5.750%	5,000		5,150
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	325,000		328,799

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
NETHERLANDS (CONTINUED)
ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR $	505,000	$751,558
LYB International Finance BV
07/15/23	4.000%	100,000		104,153
NXP BV/Funding LLC (b)
02/15/21	5.750%	30,000		31,200
Schaeffler Finance BV Senior Secured (b)
05/15/21	4.750%	9,000		9,135
Total				1,229,995

UNITED KINGDOM 0.5%
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	670,000		645,343
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	23,000		24,035
Total				669,378

UNITED STATES 22.8%
21st Century Fox America, Inc.
10/01/43	5.400%	440,000		479,562
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	16,000		14,160
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	56,000		63,840
AMC Entertainment, Inc.
02/15/22	5.875%	16,000		16,240
AMC Networks, Inc.
07/15/21	7.750%	18,000		19,800
12/15/22	4.750%	47,000		46,882
APX Group, Inc. Senior Secured
12/01/19	6.375%	46,000		46,000
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	770,000		724,856
Acadia Healthcare Co., Inc. (b)
07/01/22	5.125%	5,000		5,013
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	23,000		23,690
03/15/24	4.875%	17,000		17,510
Activision Blizzard, Inc. (b)
09/15/21	5.625%	42,000		44,100
Actuant Corp.
06/15/22	5.625%	36,000		37,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	$11,000	$11,701
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	10,000	10,025
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,350
Alliance Data Systems Corp. (b)
12/01/17	5.250%	25,000	25,875
04/01/20	6.375%	34,000	36,040
08/01/22	5.375%	31,000	30,690
Ally Financial, Inc.
09/15/20	7.500%	111,000	127,927
American Axle & Manufacturing, Inc.
02/15/19	5.125%	12,000	12,420
03/15/21	6.250%	13,000	13,780
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	29,000	29,072
Amsted Industries, Inc. (b)
03/15/22	5.000%	15,000	14,887
Amsurg Corp.
11/30/20	5.625%	15,000	15,150
Amsurg Corp. (b)
07/15/22	5.625%	10,000	10,050
Antero Resources Corp. (b)
12/01/22	5.125%	13,000	12,968
Antero Resources Finance Corp.
11/01/21	5.375%	13,000	13,163
Aramark Services, Inc.
03/15/20	5.750%	24,000	24,720
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	16,000	17,160
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	32,000	34,080
Audatex North America, Inc. (b)
06/15/21	6.000%	10,000	10,475
11/01/23	6.125%	10,000	10,450
AutoNation, Inc.
02/01/20	5.500%	19,000	20,829
Aviation Capital Group Corp. Senior Unsecured (b)
04/06/21	6.750%	2,000	2,252
B&G Foods, Inc.
06/01/21	4.625%	33,000	32,175
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	320,000	328,313

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	$500,000	$503,815
Biomet, Inc.
08/01/20	6.500%	4,000	4,315
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	4,000	3,990
02/15/24	5.625%	4,000	3,995
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	9,000	9,360
01/31/22	6.625%	27,000	28,350
09/30/22	5.250%	7,000	6,860
CDW LLC/Finance Corp. (c)
08/15/22	6.000%	15,000	15,000
CHS/Community Health Systems, Inc.
Senior Secured
08/15/18	5.125%	43,000	44,075
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	30,000	30,675
Senior Secured
08/01/21	5.125%	6,000	6,045
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	23,000	24,380
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	70,000	77,525
CMS Energy Corp. Senior Unsecured
03/31/43	4.700%	335,000	343,415
CNH Industrial Capital LLC Senior Unsecured (b)
07/15/19	3.375%	14,000	13,668
CONSOL Energy, Inc.
03/01/21	6.375%	25,000	26,250
CONSOL Energy, Inc. (b)
04/15/22	5.875%	10,000	10,113
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	55,000	58,850
CSX Corp. Senior Unsecured
03/15/44	4.100%	30,000	28,603
Calpine Corp. Senior Secured (b)
01/15/22	6.000%	40,000	42,400
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	5,000	5,100
Cardinal Health, Inc. Senior Unsecured
03/15/23	3.200%	420,000	415,125
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	24,000	25,080

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Case New Holland Industrial, Inc.
12/01/17	7.875%	$77,000		$87,876
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%		15,000	15,150
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
06/01/24	5.375%		7,000	7,000
Celanese U.S. Holdings LLC
06/15/21	5.875%		18,000	19,485
Centene Corp. Senior Unsecured
05/15/22	4.750%		10,000	10,100
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		150,000	157,267
CenturyLink, Inc.
Senior Unsecured
03/15/22	5.800%		12,000	12,300
12/01/23	6.750%		38,000	41,230
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%		49,000	50,470
Chesapeake Energy Corp.
08/15/20	6.625%		132,000	146,850
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%		16,000	17,600
Cimarex Energy Co.
06/01/24	4.375%		6,000	6,128
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	195,000	308,439
Clean Harbors, Inc.
08/01/20	5.250%		25,000	25,187
Clear Channel Worldwide Holdings, Inc.
Senior Unsecured
11/15/22	6.500%		22,000	22,990
11/15/22	6.500%		60,000	63,000
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		1,000,000	1,074,929
Compass Minerals International, Inc. (b)
07/15/24	4.875%		17,000	16,575
Comstock Resources, Inc.
06/15/20	9.500%		31,000	34,642
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%		630,000	618,683
Concho Resources, Inc.
01/15/21	7.000%		73,000	78,110
Constellation Brands, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
05/01/21	3.750%	$9,000	$8,775
05/01/23	4.250%	10,000	9,875
Continental Resources, Inc.
09/15/22	5.000%	139,000	149,077
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	25,000	24,750
01/15/23	5.250%	39,000	39,390
CyrusOne LP/Finance Corp.
11/15/22	6.375%	25,000	26,375
D.R. Horton, Inc.
03/01/19	3.750%	19,000	18,620
DISH DBS Corp.
06/01/21	6.750%	52,000	57,200
07/15/22	5.875%	27,000	28,215
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	56,000	59,080
Darling Ingredients, Inc. (b)
01/15/22	5.375%	20,000	20,550
DigitalGlobe, Inc.
02/01/21	5.250%	14,000	13,703
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	170,000	158,320
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	98,000	95,771
DuPont Fabros Technology LP
09/15/21	5.875%	10,000	10,200
Duke Energy Corp. Senior Unsecured
08/15/22	3.050%	155,000	153,624
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	28,000	29,750
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	6,000	6,540
Secured
05/01/19	6.875%	22,000	23,155
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	14,000	15,470
ERAC U.S.A. Finance LLC (b)
03/15/42	5.625%	480,000	542,956
El Paso LLC
09/15/20	6.500%	168,000	185,459
Entegris, Inc. (b)
04/01/22	6.000%	17,000	17,552
Enterprise Products Operating LLC
03/15/23	3.350%	335,000	332,859
02/15/45	5.100%	250,000	266,964

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Envision Healthcare Corp. (b)
07/01/22	5.125%	$3,000		$2,993
Equinix, Inc. Senior Unsecured
07/15/21	7.000%		49,000	53,165
FTI Consulting, Inc.
11/15/22	6.000%		11,000	11,234
First Data Corp. Senior Secured (b)
06/15/19	7.375%		68,000	71,740
Five Corners Funding Trust Senior Unsecured (b)
11/15/23	4.419%		195,000	204,543
Florida East Coast Holdings Corp. Senior Secured (b)
05/01/19	6.750%		22,000	22,770
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%		11,000	12,018
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%		9,000	9,990
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%		10,000	11,650
04/15/22	8.750%		15,000	17,100
01/15/23	7.125%		18,000	18,630
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%		18,000	18,349
Gannett Co, Inc. (b)
10/15/23	6.375%		4,000	4,220
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%		380,000	380,367
General Motors Co. Senior Unsecured
10/02/23	4.875%		40,000	41,750
Gibraltar Industries, Inc.
02/01/21	6.250%		9,000	9,203
Goldman Sachs Group, Inc. (The) Senior Unsecured
05/02/18	6.375%	EUR	350,000	559,029
Graphic Packaging International, Inc.
04/15/21	4.750%		20,000	20,100
Group 1 Automotive, Inc. (b)
06/01/22	5.000%		8,000	7,880
H&E Equipment Services, Inc.
09/01/22	7.000%		24,000	25,980
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%		33,000	34,831

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
HCA, Inc. Senior Secured
03/15/19	3.750%	$12,000	$11,910
Hertz Corp. (The)
10/15/18	7.500%	45,000	46,800
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	63,000	67,252
05/15/22	5.500%	19,000	18,905
Hilcorp Energy I LP/Finance Co. Senior Unsecured (b)
12/01/24	5.000%	10,000	9,875
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	39,000	40,755
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	17,000	17,765
Huntsman International LLC
11/15/20	4.875%	24,000	24,180
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	11,000	11,468
02/01/22	5.875%	13,000	13,252
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	1,070,000	1,069,895
Interface, Inc.
12/01/18	7.625%	38,000	39,805
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	6,000	5,978
12/15/20	8.250%	72,000	86,580
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	60,000	63,150
Iron Mountain, Inc.
08/15/23	6.000%	13,000	13,553
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	80,000	90,200
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	16,000	17,280
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	1,050,000	1,054,506
L Brands, Inc.
04/01/21	6.625%	49,000	54,635
L-3 Communications Corp.
02/15/21	4.950%	435,000	476,676
Lamar Media Corp.
02/01/22	5.875%	18,000	19,035
Lamar Media Corp. (b)
01/15/24	5.375%	8,000	8,100

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Laredo Petroleum, Inc.
02/15/19	9.500%	$30,000		$32,025
01/15/22	5.625%		18,000	18,315
05/01/22	7.375%		42,000	45,780
Level 3 Escrow II, Inc. (b)(c)
08/15/22	5.375%		22,000	21,725
Level 3 Financing, Inc.
04/01/19	9.375%		52,000	55,640
Level 3 Financing, Inc. (b)
01/15/21	6.125%		13,000	13,455
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%		355,000	385,701
06/15/23	4.250%		500,000	514,146
LifePoint Hospitals, Inc. (b)
12/01/21	5.500%		21,000	21,525
Loews Corp. Senior Unsecured
05/15/23	2.625%		280,000	263,724
MGM Resorts International
10/01/20	6.750%		12,000	12,990
12/15/21	6.625%		29,000	31,356
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		73,000	77,745
02/15/23	5.500%		39,000	40,462
07/15/23	4.500%		9,000	8,865
Mediacom Broadband LLC/Corp. (b)
04/15/21	5.500%		3,000	3,030
Meritage Homes Corp.
03/01/18	4.500%		12,000	12,180
04/15/20	7.150%		3,000	3,308
04/01/22	7.000%		22,000	24,035
Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	395,000	603,880
NBCUniversal Media LLC
04/01/21	4.375%		275,000	301,195
01/15/43	4.450%		305,000	305,383
NCR Corp.
12/15/21	5.875%		6,000	6,210
12/15/23	6.375%		7,000	7,420
NRG Energy, Inc. (b)
07/15/22	6.250%		35,000	36,225
Navient LLC Senior Unsecured
01/25/22	7.250%		12,000	13,140
NiSource Finance Corp.
09/15/17	5.250%		2,000,000	2,217,172
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%		12,000	12,270
Nielsen Finance LLC/Co.
10/01/20	4.500%		59,000	58,410
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%		13,000	12,805

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Northrop Grumman Corp. Senior Unsecured
06/01/43	4.750%	$490,000	$507,865
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	460,000	508,513
Nuance Communications, Inc. (b)
08/15/20	5.375%	54,000	54,675
Oasis Petroleum, Inc.
01/15/23	6.875%	51,000	55,207
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	49,000	53,042
PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	881,228
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	17,000	16,192
Peabody Energy Corp.
11/15/18	6.000%	27,000	26,932
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	14,000	13,160
Penske Automotive Group, Inc.
10/01/22	5.750%	11,000	11,358
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	30,000	32,925
Pinnacle Entertainment, Inc.
08/01/21	6.375%	23,000	23,690
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	39,000	39,195
Post Holdings, Inc. (b)
12/15/22	6.000%	12,000	11,880
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	1,325,000	1,328,909
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	36,000	35,730
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	44,000	44,275
05/01/23	5.250%	20,000	20,000
Qualitytech LP/Finance Corp. (b)
08/01/22	5.875%	11,000	10,945
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	7,000	7,490
Rayonier Advanced Materials, Inc. (b)
06/01/24	5.500%	6,000	5,910
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	24,000	25,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
03/01/22	5.875%	$13,000	$13,585
10/01/22	5.000%	7,000	6,913
04/15/23	5.500%	17,000	17,170
11/01/23	4.500%	15,000	14,287
Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	83,000	88,291
Rose Rock Midstream LP/Finance Corp. (b)
07/15/22	5.625%	6,000	6,015
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	505,000	523,058
SBA Communications Corp. Senior Unsecured (b)
07/15/22	4.875%	19,000	18,145
SBA Telecommunications, Inc.
08/15/19	8.250%	20,000	20,856
07/15/20	5.750%	25,000	25,937
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	32,000	34,320
01/15/24	5.000%	2,000	1,970
STHI Holding Corp. Secured (b)
03/15/18	8.000%	51,000	53,677
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	23,000	23,805
Sabine Pass Liquefaction LLC (b)
Senior Secured
03/15/22	6.250%	8,000	8,460
05/15/24	5.750%	20,000	20,300
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	26,000	27,690
SandRidge Energy, Inc.
10/15/22	8.125%	10,000	10,650
02/15/23	7.500%	3,000	3,128
Sealed Air Corp. (b)
09/15/21	8.375%	3,000	3,353
Sempra Energy Senior Unsecured
12/01/23	4.050%	180,000	189,185
Service Corp. International Senior Unsecured
01/15/22	5.375%	11,000	11,138
Sinclair Television Group, Inc. (b)
08/01/24	5.625%	25,000	24,656
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,131,000	2,384,046
Spectrum Brands, Inc.
11/15/20	6.375%	45,000	47,362

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	$39,000	$38,317
Sprint Communications, Inc. (b)
11/15/18	9.000%	37,000	43,660
03/01/20	7.000%	35,000	39,375
Sprint Corp. (b)
09/15/21	7.250%	5,000	5,325
09/15/23	7.875%	16,000	17,120
06/15/24	7.125%	34,000	34,680
Standard Pacific Corp.
12/15/21	6.250%	14,000	14,490
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	54,000	61,560
T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,405
04/28/21	6.633%	26,000	27,300
01/15/22	6.125%	11,000	11,316
04/28/22	6.731%	10,000	10,475
04/01/23	6.625%	4,000	4,200
04/28/23	6.836%	9,000	9,540
01/15/24	6.500%	11,000	11,468
TRI Pointe Homes, Inc. Senior Unsecured (b)
06/15/19	4.375%	7,000	6,895
TRW Automotive, Inc. (b)
03/01/21	4.500%	19,000	19,380
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	30,000	32,100
03/01/24	5.625%	2,000	1,970
Teleflex, Inc. (b)
06/15/24	5.250%	2,000	2,030
Tempur Sealy International, Inc.
12/15/20	6.875%	8,000	8,510
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	31,000	30,845
10/01/20	6.000%	14,000	14,630
Time Warner Cable, Inc.
09/15/42	4.500%	385,000	374,090
Time Warner, Inc.
03/29/41	6.250%	250,000	296,049
TransDigm, Inc.
10/15/20	5.500%	3,000	2,970
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	2,255,000	2,463,732
USG Corp. (b)
11/01/21	5.875%	6,000	6,255
United Rentals North America, Inc.
05/15/20	7.375%	41,000	43,972

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
04/15/22	7.625%	$21,000	$23,152
06/15/23	6.125%	4,000	4,138
Secured
07/15/18	5.750%	49,000	51,229
Universal Health Services, Inc. Senior Secured (b)(c)
08/01/22	4.750%	25,000	24,875
Univision Communications, Inc. (b)
Senior Secured
09/15/22	6.750%	34,000	36,635
05/15/23	5.125%	38,000	39,045
Vail Resorts, Inc.
05/01/19	6.500%	42,000	43,680
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	35,000	36,225
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	14,000	13,650
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	825,000	719,287
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	10,000	10,100
Waste Management, Inc.
06/30/20	4.750%	240,000	266,307
Whiting Petroleum Corp.
03/15/21	5.750%	26,000	28,405
Windstream Corp.
08/01/23	6.375%	23,000	22,712
Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%	270,000	272,634
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	44,000	46,640
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	17,000	16,745
Total			31,795,945

Total Corporate Bonds & Notes (Cost: $35,018,199)			$36,613,650

Residential Mortgage-Backed Securities - Agency 4.9%
UNITED STATES 4.9%
Federal Home Loan Mortgage Corp. (d)
10/01/18	5.000%	90,134	95,540

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
UNITED STATES (CONTINUED)
09/01/17- 08/01/33	6.500%	$131,187	$145,549
Federal National Mortgage Association (d)
06/01/27	2.500%	2,020,187	2,035,543
08/01/18	4.500%	201,254	212,740
12/01/18-06/01/33	5.000%	909,230	991,768
11/01/18-06/01/33	5.500%	673,944	749,196
03/01/17-04/01/33	6.000%	222,447	247,158
04/01/17-11/01/33	6.500%	431,476	484,182
05/01/32-06/01/32	7.000%	393,832	453,496
05/01/32-11/01/32	7.500%	275,278	321,343
Federal National Mortgage Association (d)(e)
09/01/40	4.500%	272,552	296,932
01/01/37	5.500%	410,214	454,190
Government National Mortgage Association (d)
10/15/33	5.500%	368,726	415,653
Total			6,903,290

Total Residential Mortgage-Backed Securities - Agency (Cost: $6,528,849)			$6,903,290

Commercial Mortgage-Backed Securities - Agency 2.9%
UNITED STATES 2.9%
Government National Mortgage Association (d)
Series 2013-13 Class AC
04/16/46	1.700%	2,039,135	1,915,160
Series 2013-33 Class AC
05/16/46	1.744%	2,220,178	2,137,296
Total			4,052,456

Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,226,488)			$4,052,456

Commercial Mortgage-Backed Securities - Non-Agency 2.7%
UNITED STATES 2.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (d)
12/11/49	5.322%	250,000	270,929
Extended Stay America Trust Series 2013-ESH5 Class A25 (b)(d)
12/05/31	1.830%	1,000,000	988,779

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
General Electric Capital Assurance Co. Series 2003-1 Class A4 (b)(d)(f)
05/12/35	5.254%	$57,245	$58,784
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (d)
03/10/39	5.444%	800,000	867,469
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class ASB (d)(f)
08/15/42	4.893%	210,181	213,701
ORES NPL LLC Series 2013-LV2 Class A (b)(d)
09/25/25	3.081%	863,341	863,341
Rialto Real Estate Fund LP Series 2013-LT2 Class A (b)(d)
05/22/28	2.833%	481,208	481,556
Total			3,744,559

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $3,633,078)			$3,744,559

Asset-Backed Securities - Non-Agency 2.9%
BERMUDA 0.6%
Cronos Containers Program Ltd. Series 2013-1A Class A (b)
04/18/28	3.080%	875,000	872,374

UNITED STATES 2.3%
CLI Funding V LLC Series 2013-1A (b)
03/18/28	2.830%	520,000	514,728
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%	471,084	474,411
GTP Towers Issuer LLC (b)
02/15/15	4.436%	450,000	457,824
OneMain Financial Issuance Trust Series 2014-2A Class A (b)(m)
09/18/24	2.470%	350,000	349,946
SBA Tower Trust (b)
04/16/18	2.240%	900,000	884,911

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities — Non-Agency (continued)

UNITED STATES (CONTINUED)

TAL Advantage V LLC Series 2013-1A Class A (b)
02/22/38	2.830%	$450,625		$446,764
Total				3,128,584

Total Asset-Backed Securities — Non-Agency (Cost: $4,023,368)				$4,000,958

Inflation-Indexed Bonds(a) 2.9%

JAPAN 1.4%

Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	173,740,000	1,935,724

UNITED STATES 1.5%

U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		2,276,450	2,090,599

Total Inflation-Indexed Bonds (Cost: $3,646,306)				$4,026,323

U.S. Treasury Obligations 2.5%

UNITED STATES 2.5%

U.S. Treasury
11/15/23	2.750%		135,000	137,805
02/15/24	2.750%		470,300	479,118
02/15/42	3.125%		275,000	267,266
05/15/42	3.000%		680,000	644,300
11/15/42	2.750%		965,000	865,786
02/15/43	3.125%		225,000	217,617
05/15/43	2.875%		720,000	661,613
02/15/44	3.625%		290,000	307,581
Total				3,581,086

Total U.S. Treasury Obligations (Cost: $3,623,583)				$3,581,086

Foreign Government Obligations(a)(g) 50.4%

ARGENTINA 0.1%

Argentina Bonar Bonds
04/17/17	7.000%		194,000	177,025

BRAZIL 3.4%

Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
06/10/19	6.500%		210,000	235,438

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)

BRAZIL (CONTINUED)

Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL $	8,858,000	$3,814,921
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	270,000		286,370
Petrobras International Finance Co.
01/27/21	5.375%	420,000		432,064
Total				4,768,793

CANADA 1.9%

Canadian Government Bond
06/01/18	4.250%	CAD	180,000	182,577
06/01/19	3.750%	CAD	1,052,000	1,062,903
Province of Quebec
12/01/17	4.500%	CAD	1,458,000	1,461,811
Total				2,707,291

COLOMBIA 0.5%

Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	235,000		281,692
Corporación Andina de Fomento
06/15/22	4.375%	432,000		460,919
Total				742,611

DENMARK 0.8%

Realkredit Danmark A/S
01/01/19	4.000%	DKK	5,330,000	1,087,737

FRANCE 0.4%

Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	350,000	538,813

GERMANY 0.5%

Bundesrepublik Deutschland
07/04/27	6.500%	EUR	317,000	676,162

INDONESIA 2.3%

Indonesia Government International Bond (b)
Senior Unsecured
01/17/18	6.875%	500,000		568,750
10/12/35	8.500%	190,000		262,675
01/17/38	7.750%	140,000		181,300
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	330,811
11/15/20	11.000%	IDR	10,840,000,000	1,075,807

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)

INDONESIA (CONTINUED)

07/15/22	10.250%	IDR$	8,394,000,000	$812,030
Total				3,231,373

ITALY 5.6%

Italy Buoni Poliennali Del Tesoro
06/01/17	4.750%	EUR	1,500,000	2,230,907
09/01/24	3.750%	EUR	1,100,000	1,610,028
11/01/26	7.250%	EUR	283	544
Senior Unsecured
05/01/21	3.750%	EUR	2,400,000	3,591,301
Italy Buoni Poliennali Del Tesoro (b)
09/01/44	4.750%	EUR	280,000	434,747
Total				7,867,527

JAPAN 0.5%

Japan Government 20-Year Bond Senior Unsecured
09/20/29	2.100%	JPY	62,750,000	705,188

KAZAKHSTAN 0.2%

KazMunayGas National Co. JSC Senior Unsecured (b)
07/02/18	9.125%	250,000		301,250

LITHUANIA 0.7%

Lithuania Government International Bond
Senior Unsecured
02/07/18	4.850%	EUR	470,000	710,125
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%	210,000		231,051
Total				941,176

MALAYSIA 2.3%

Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	6,920,000	2,136,026
Petronas Capital Ltd. (b)
08/12/19	5.250%	970,000		1,092,754
Total				3,228,780

MEXICO 1.9%

Mexican Bonos
12/17/15	8.000%	MXN	22,382,600	1,803,177
Mexico Government International Bond Senior Unsecured
09/27/34	6.750%	270,000		347,625

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)

MEXICO (CONTINUED)

Petroleos Mexicanos
01/24/22	4.875%	$500,000		$535,250
Total				2,686,052

NEW ZEALAND 1.4%

New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	2,150,000	1,900,815

PERU 0.1%

Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	150,000		198,000

PHILIPPINES 0.2%

Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
05/27/19	7.250%	290,000		347,275

POLAND 3.5%

Poland Government Bond
10/25/17	5.250%	PLN	6,205,000	2,144,695
10/25/21	5.750%	PLN	7,310,000	2,714,045
Total				4,858,740

PORTUGAL 3.2%

Portugal Obrigacoes do Tesouro OT (b)
Senior Unsecured
06/14/19	4.750%	EUR	1,650,000	2,469,262
04/15/21	3.850%	EUR	1,450,000	2,047,403
Total				4,516,665

RUSSIAN FEDERATION 0.8%

AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)
08/07/18	8.700%	100,000		114,746
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%	100,000		105,110
08/16/37	7.288%	230,000		241,500
Russian Foreign Bond – Eurobond Senior Unsecured (b)(f)
03/31/30	7.500%	544,575		616,459
Total				1,077,815

SOUTH KOREA 0.7%

Export-Import Bank of Korea
Senior Unsecured
01/14/15	5.875%	450,000		460,297

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(g) (continued)

SOUTH KOREA (CONTINUED)

04/11/22	5.000%	$500,000		$560,274
Total				1,020,571

SPAIN 2.4%

Spain Government Bond
Senior Unsecured
01/31/22	5.850%	EUR	920,000	1,561,725
Spain Government Bond (b)
10/31/44	5.150%	EUR	1,060,000	1,735,620
Total				3,297,345

SWEDEN 1.0%

Sweden Government Bond
08/12/17	3.750%	SEK	4,530,000	720,465
06/01/22	3.500%	SEK	4,000,000	671,036
Total				1,391,501

THAILAND 0.6%

Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	26,490,000	887,918

TURKEY 1.0%

Turkey Government International Bond
Senior Unsecured
02/16/17	5.500%	EUR	480,000	700,938
03/17/36	6.875%	540,000		644,625
Total				1,345,563

UNITED KINGDOM 13.2%

United Kingdom Gilt
03/07/19	4.500%	GBP	680,000	1,280,999
07/22/19	1.750%	GBP	8,875,000	14,795,462
03/07/25	5.000%	GBP	430,000	877,631
12/07/38	4.750%	GBP	684,000	1,447,295
Total				18,401,387

URUGUAY 0.3%

Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	275,000		368,500

VENEZUELA 0.9%

Petroleos de Venezuela SA
04/12/17	5.250%	590,000		497,075
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%	20,000		18,930

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(g) (continued)

VENEZUELA (CONTINUED)

05/07/23	9.000%	$931,000	$779,713
Total			1,295,718

Total Foreign Government Obligations (Cost: $69,713,528)			$70,567,591

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%

CANADA —%

Four Seasons Holdings, Inc. 2nd Lien Term Loan (f)(h)
12/28/20	6.250%	6,000	6,030

NETHERLANDS —%

Playa Resorts Holdings Term Loan (f)(h)
07/24/19	4.000%	7,940	7,930

UNITED STATES 0.1%

Applied Systems, Inc. 1st Lien Term Loan (f)(h)
01/25/21	4.250%	1,990	1,982
Arch Coal, Inc. Term Loan (f)(h)
05/16/18	6.250%	27,788	27,202
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.
Tranche B Term Loan (f)(h)
02/01/20	4.000%	8,910	8,850
CHS/Community Health Systems, Inc. Tranche D Term Loan (f)(h)
01/27/21	4.250%	6,965	6,972
Gardner Denver, Inc. Term Loan (f)(h)
07/30/20	4.250%	11,907	11,841
PQ Corp. Term Loan (f)(h)
08/07/17	4.000%	44,325	44,298
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (f)(h)
08/21/20	5.750%	20,000	20,283

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

UNITED STATES (CONTINUED)

U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (f)(h)
07/03/19	4.250%	$7,940	$7,917
Total			129,345

Total Senior Loans (Cost: $143,520)			$143,305

	Shares	Value

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.097% (i)(j)	3,584,993	$3,584,993

Total Money Market Funds (Cost: $3,584,993)		$3,584,993

Total Investments
(Cost: $134,141,912) (k)		$137,218,211(l)

Other Assets & Liabilities, Net		2,629,014

Net Assets		$139,847,225

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citigroup Global Markets Inc.	8/14/14	13,008,000	AUD	12,186,024	USD	106,320	—
Citigroup Global Markets Inc.	8/14/14	18,930,000	THB	582,318	USD	—	(6,932)
Deutsche Bank Securities Inc.	8/14/14	3,510,000	DKK	633,920	USD	3,514	—
Deutsche Bank Securities Inc.	8/14/14	2,490,000	TRY	1,154,649	USD	—	(4,704)
Deutsche Bank Securities Inc.	8/14/14	6,020,000	TRY	2,805,677	USD	2,743
Deutsche Bank Securities Inc.	8/14/14	1,678,345	USD	1,730,458,000	KRW	1,725	—
Goldman, Sachs & Co.	8/14/14	3,553,141	USD	24,270,000	SEK	—	(34,995)
Goldman, Sachs & Co.	8/14/14	331,683	USD	3,548,000	ZAR	—	(1,363)
HSBC Securities (USA), Inc.	8/14/14	3,477,000	CAD	3,237,973	USD	49,887	—
HSBC Securities (USA), Inc.	8/14/14	23,688,619	USD	2,405,141,000	JPY	—	(305,711)
J.P. Morgan Securities, Inc.	8/14/14	5,881,000	MYR	1,828,783	USD	—	(7,231)
J.P. Morgan Securities, Inc.	8/14/14	14,513,000	PLN	4,766,605	USD	118,504	—
J.P. Morgan Securities, Inc.	8/14/14	446,321	USD	330,000	EUR	—	(4,420)
Morgan Stanley	8/14/14	158,779	USD	3,200,000	CZK	—	(3,930)
Standard Chartered Bank	8/14/14	5,854,000	GBP	10,011,216	USD	128,729	—
Standard Chartered Bank	8/14/14	29,300,000,000	IDR	2,420,887	USD	—	(85,991)
Standard Chartered Bank	8/14/14	18,530,000	MXN	1,427,779	USD	27,190
Standard Chartered Bank	8/14/14	12,102,882	USD	74,630,000	CNY	—	(21,385)
State Street Bank & Trust Company	8/14/14	12,864,610	USD	79,400,000	NOK	—	(238,665)
UBS Securities	8/14/14	6,075,000	CHF	6,801,084	USD	115,611	—
UBS Securities	8/14/14	10,390,000	NZD	9,118,784	USD	301,379	—
Total						855,602	(715,327)

Futures Contracts Outstanding at July 31, 2014

At July 31, 2014, securities totaling $571,328 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(19)	EUR	(3,265,984)	09/2014	—	(18,135)
EURO-BUXL 30YR BOND	(11)	EUR	(2,022,957)	09/2014	1,528	—
US 2YR NOTE	9	USD	1,974,797	09/2014	—	(2,545)
US 5YR NOTE	(223)	USD	(26,500,415)	09/2014	104,118	—
US 10YR NOTE	(104)	USD	(12,959,376)	09/2014	109,408	—
US ULTRA T-BOND	(18)	USD	(2,715,188)	09/2014	—	(3,683)
Total					215,054	(24,363)

Notes to Portfolio of Investments

(a)                                  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $25,957,882 or 18.56% of net assets.

(c)                                  Represents a security purchased on a when-issued or delayed delivery basis.

(d)                                 The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)                                  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)                                     Variable rate security.

(g)                                 Principal and interest may not be guaranteed by the government.

(h)                                 Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)                                     The rate shown is the seven-day current annualized yield at July 31, 2014.

(j)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,499,301	45,791,829	(46,706,137)	3,584,993	4,219	3,584,993

(k)                                  At July 31, 2014, the cost of securities for federal income tax purposes was approximately $134,142,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,171,000
Unrealized Depreciation	(2,095,000)
Net Unrealized Appreciation	$3,076,000

(l)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

(m)                               Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $349,946, which represents 0.25% of net assets.

Abbreviation Legend

PIK                               Payment-in-Kind

Currency Legend

AUD                         Australian Dollar

BRL                           Brazilian Real

CAD                         Canadian Dollar

CHF                         Swiss Franc

CNY                         China, Yuan Renminbi

CZK                          Czech Koruna

DKK                          Danish Krone

EUR                         Euro

GBP                         British Pound

IDR                             Indonesian Rupiah

JPY                            Japanese Yen

KRW                      Korean Won

MXN                        Mexican Peso

MYR                        Malaysia Ringgits

NOK                        Norwegian Krone

NZD                         New Zealand Dollar

PLN                           Polish Zloty

SEK                           Swedish Krona

THB                          Thailand Baht

TRY                          Turkish Lira

USD                         US Dollar

ZAR                          South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	36,613,650	—	36,613,650
Residential Mortgage-Backed Securities - Agency	—	6,903,290	—	6,903,290
Commercial Mortgage-Backed Securities - Agency	—	4,052,456	—	4,052,456
Commercial Mortgage-Backed Securities - Non-Agency	—	3,744,559	—	3,744,559
Asset-Backed Securities - Non-Agency	—	3,651,012	349,946	4,000,958
Inflation-Indexed Bonds	—	4,026,323	—	4,026,323
U.S. Treasury Obligations	3,581,086	—	—	3,581,086
Foreign Government Obligations	—	70,567,591	—	70,567,591
Total Bonds	3,581,086	129,558,881	349,946	133,489,913
Other
Senior Loans
Lodging	—	—	13,960	13,960
All Other Industries	—	129,345	—	129,345
Total Other	—	129,345	13,960	143,305
Mutual Funds
Money Market Funds	3,584,993	—	—	3,584,993
Total Mutual Funds	3,584,993	—	—	3,584,993
Investments in Securities	7,166,079	129,688,226	363,906	137,218,211
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	855,602	—	855,602
Futures Contracts	215,054	—	—	215,054
Liabilities
Forward Foreign Currency Exchange Contracts	—	(715,327)	—	(715,327)
Futures Contracts	(24,363)	—	—	(24,363)
Total	7,356,770	129,828,501	363,906	137,549,177

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

	Transfers In			Transfers Out
Level 2 ($)		Level 3 ($)	Level 2 ($)		Level 3 ($)
-		6,150	6,150		-

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Equity Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
BELGIUM 2.0%
Anheuser-Busch InBev NV	73,650	$7,949,249
CANADA 3.6%
Methanex Corp.	95,000	6,182,602
Suncor Energy, Inc.	201,200	8,261,314
Total		14,443,916
CHINA 0.7%
Ping An Insurance Group Co. of China Ltd., Class H	336,000	2,854,992
COLOMBIA 0.7%
BanColombia SA, ADR	43,000	2,683,630
FRANCE 1.8%
Total SA	112,300	7,242,758
GERMANY 3.3%
Brenntag AG	29,209	4,689,488
Continental AG	26,550	5,717,926
Markit Ltd. (a)	99,575	2,520,243
Total		12,927,657
INDONESIA 0.6%
PT Bank Rakyat Indonesia Persero Tbk	2,518,400	2,415,577
IRELAND 2.3%
Bank of Ireland (a)	17,777,781	6,246,783
Covidien PLC	31,546	2,729,045
Total		8,975,828
JAPAN 12.1%
Japan Exchange Group, Inc.	255,000	5,801,626
Mazda Motor Corp.	313,600	7,534,955
Mitsui Fudosan Co., Ltd.	155,000	5,118,692
Nomura Holdings, Inc.	850,000	5,366,539
Ryohin Keikaku Co., Ltd.	25,000	3,017,266
Sekisui Chemical Co., Ltd.	667,000	7,997,634
Shimadzu Corp.	291,000	2,785,358
Sumitomo Mitsui Trust Holdings, Inc.	1,433,000	6,235,995
Taiheiyo Cement Corp.	1,055,000	4,084,749
Total		47,942,814

Issuer	Shares	Value

Common Stocks (continued)
MEXICO 2.3%
Fomento Economico Mexicano SAB de CV, ADR	48,300	$4,534,887
Grupo Financiero Banorte SAB de CV, Class O	698,500	4,646,980
Total		9,181,867
NETHERLANDS 1.3%
Aegon NV	652,347	5,290,319
PANAMA 1.4%
Copa Holdings SA, Class A	35,569	5,401,864
SINGAPORE 0.5%
Global Logistic Properties Ltd.	871,000	1,938,993
SOUTH KOREA 1.8%
Samsung Electronics Co., Ltd.	5,622	7,276,074
SWEDEN 0.8%
Nordea Bank AB	228,836	3,068,868
SWITZERLAND 4.9%
Nestlé SA, Registered Shares	102,829	7,613,466
TE Connectivity Ltd.	87,556	5,418,841
UBS AG, Registered Shares	374,512	6,434,693
Total		19,467,000
UNITED KINGDOM 9.0%
Aon PLC	45,121	3,806,408
BG Group PLC	323,362	6,376,457
HSBC Holdings PLC	563,351	6,039,642
Liberty Global PLC, Class A (a)	56,187	2,337,379
Liberty Global PLC, Class C (a)	45,087	1,803,029
Tullow Oil PLC	201,500	2,470,498
Unilever PLC	144,638	6,249,306
Wolseley PLC	123,274	6,417,897
Total		35,500,616
UNITED STATES 47.5%
Airgas, Inc.	45,256	4,838,771
American Express Co.	68,424	6,021,312
American International Group, Inc.	96,171	4,998,969
Amgen, Inc.	30,561	3,893,166
Amphenol Corp., Class A	44,100	4,241,097
Apple, Inc.	103,835	9,923,511
Applied Materials, Inc.	182,600	3,827,296

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Bristol-Myers Squibb Co.	86,101	$4,358,433
Charter Communications Inc., Class A (a)	37,000	5,717,240
Comcast Corp., Class A	102,480	5,506,250
Discover Financial Services	59,133	3,610,661
Estee Lauder Companies, Inc. (The), Class A	54,100	3,974,186
Facebook, Inc., Class A (a)	67,824	4,927,414
Gilead Sciences, Inc. (a)	114,818	10,511,588
Google, Inc., Class A (a)	9,464	5,484,861
Google, Inc., Class C (a)	8,364	4,780,862
Halliburton Co.	62,000	4,277,380
Hewlett-Packard Co.	172,900	6,156,969
JPMorgan Chase & Co.	142,489	8,217,341
Lam Research Corp.	74,703	5,229,210
MasterCard, Inc., Class A	53,280	3,950,712
Mead Johnson Nutrition Co.	48,476	4,432,645
Nike, Inc., Class B	49,200	3,794,796
Occidental Petroleum Corp.	62,117	6,069,452
Pfizer, Inc.	304,193	8,730,339
Praxair, Inc.	31,356	4,017,958
Priceline Group, Inc. (The) (a)	3,448	4,283,968
QUALCOMM, Inc.	39,455	2,907,833
Sabre Corp. (a)	85,100	1,615,198
Sirona Dental Systems, Inc. (a)	62,583	5,019,157
TJX Companies, Inc. (The)	69,000	3,677,010
Union Pacific Corp.	40,818	4,012,818
United Rentals, Inc. (a)	76,508	8,102,197
Visa, Inc., Class A	23,048	4,863,358
Walt Disney Co. (The)	57,652	4,951,154
WESCO International, Inc. (a)	94,341	7,404,825
Total		188,329,937
Total Common Stocks (Cost: $324,530,593)		$382,891,959

Issuer	Shares	Value

Limited Partnerships 2.8%
UNITED STATES 2.8%
Apollo Global Management LLC, Class A	168,000	$4,411,680
Blackstone Group LP (The)	131,386	4,293,694
Enterprise Products Partners LP	32,678	2,437,779
Total		11,143,153
Total Limited Partnerships (Cost: $9,501,138)		$11,143,153

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	1,898,748	1,898,748
Total Money Market Funds (Cost: $1,898,748)		$1,898,748
Total Investments
(Cost: $335,930,479) (d)		$395,933,860(e)
Other Assets & Liabilities, Net		475,120
Net Assets		$396,408,980

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,064,443	114,171,530	(113,337,225)	1,898,748	3,944	1,898,748

(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $335,930,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$69,102,000
Unrealized Depreciation	(9,098,000)
Net Unrealized Appreciation	$60,004,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated April 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	32,070,827	24,267,781	—	56,338,608
Consumer Staples	12,941,718	21,812,022	—	34,753,740
Energy	18,608,146	16,089,714	—	34,697,860
Financials	33,985,300	56,812,719	—	90,798,019
Health Care	35,241,726	—	—	35,241,726
Industrials	24,921,704	11,107,385	—	36,029,089
Information Technology	65,847,406	10,061,431	—	75,908,837
Materials	15,039,331	4,084,749	—	19,124,080
Total Equity Securities	238,656,158	144,235,801	—	382,891,959
Other
Limited Partnerships	11,143,153	—	—	11,143,153
Total Other	11,143,153	—	—	11,143,153
Mutual Funds
Money Market Funds	1,898,748	—	—	1,898,748
Total Mutual Funds	1,898,748	—	—	1,898,748
Total	251,698,059	144,235,801	—	395,933,860

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Seligman Global Technology Fund

July 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 2.0%
Media 1.5%
DIRECTV (a)	74,200	$6,384,910
Twenty-First Century Fox, Inc., Class A	21,100	668,448
Total		7,053,358
Specialty Retail 0.5%
GameStop Corp., Class A	58,200	2,442,654
TOTAL CONSUMER DISCRETIONARY		9,496,012
INDUSTRIALS 1.4%
Commercial Services & Supplies 0.8%
MiX Telematics Ltd., ADR (a)	199,174	1,999,707
Pitney Bowes, Inc.	71,500	1,934,790
Total		3,934,497
Electrical Equipment 0.6%
Nidec Corp.	41,600	2,709,272
TOTAL INDUSTRIALS		6,643,769
INFORMATION TECHNOLOGY 95.3%
Communications Equipment 2.2%
Arris Group, Inc. (a)	37,400	1,277,958
Aruba Networks, Inc. (a)	60,700	1,084,102
Cisco Systems, Inc.	295,100	7,445,373
Finisar Corp. (a)	49,400	974,662
Total		10,782,095
Electronic Equipment, Instruments & Components 1.6%
Arrow Electronics, Inc. (a)	44,500	2,578,775
Avnet, Inc.	38,900	1,646,637
Japan Display, Inc. (a)	626,200	3,578,362
Total		7,803,774
Internet Software & Services 6.9%
21Vianet Group, Inc., ADR (a)	69,040	1,921,383
Baidu, Inc., ADR (a)	13,600	2,938,280
Google, Inc., Class A (a)	23,100	13,387,605
Google, Inc., Class C (a)	23,100	13,203,960
SINA Corp. (a)	41,600	2,013,024
Total		33,464,252
IT Services 4.0%
Computer Sciences Corp.	37,200	2,320,908
Sabre Corp. (a)	227,558	4,319,051
Tech Mahindra Ltd.	107,000	3,787,002
Vantiv, Inc., Class A (a)	82,300	2,697,794

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Visa, Inc., Class A	19,800	$4,177,998
WNS Holdings Ltd., ADR (a)	92,426	1,862,384
Total		19,165,137
Semiconductors & Semiconductor Equipment 40.8%
Semiconductor Equipment 14.3%
Advanced Energy Industries, Inc. (a)	350,759	5,899,766
ASM International NV	132,000	5,019,343
Lam Research Corp.	542,037	37,942,590
Mattson Technology, Inc. (a)	236,997	485,844
Teradyne, Inc.	1,063,056	19,368,880
Total		68,716,423
Semiconductors 26.5%
Advanced Micro Devices, Inc. (a)	1,259,263	4,923,718
Audience, Inc. (a)	460,225	4,385,944
Avago Technologies Ltd.	75,409	5,231,876
Broadcom Corp., Class A	451,100	17,259,086
Lattice Semiconductor Corp. (a)	718,687	4,915,819
Marvell Technology Group Ltd.	1,039,478	13,866,637
Maxim Integrated Products, Inc.	234,100	6,861,471
Microsemi Corp. (a)	348,689	8,361,562
Montage Technology Group Ltd. (a)	226,262	4,875,946
NXP Semiconductor NV (a)	37,500	2,338,125
Skyworks Solutions, Inc.	331,394	16,821,560
Spansion, Inc., Class A (a)	281,400	5,338,158
Synaptics, Inc. (a)	266,641	19,259,480
Tower Semiconductor Ltd. (a)	590,100	5,965,911
TriQuint Semiconductor, Inc. (a)	416,000	7,479,680
Total		127,884,973
Total		196,601,396
Software 27.5%
Application Software 15.6%
Citrix Systems, Inc. (a)	172,600	11,690,198
King Digital Entertainment PLC (a)	272,512	5,300,358
Nuance Communications, Inc. (a)	407,699	7,411,968
PTC, Inc. (a)	28,673	1,031,081
Salesforce.com, Inc. (a)	91,533	4,965,665
SolarWinds, Inc. (a)	96,400	3,965,896
Synopsys, Inc. (a)	933,302	35,250,817
Verint Systems, Inc. (a)	119,536	5,611,020
Total		75,227,003
Home Entertainment Software 1.6%
Activision Blizzard, Inc.	344,500	7,709,910

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Systems Software 10.3%
AVG Technologies NV (a)	357,200	$6,072,400
Check Point Software Technologies Ltd. (a)	334,105	22,675,706
Microsoft Corp.	251,200	10,841,792
Red Hat, Inc. (a)	54,000	3,138,480
Rovi Corp. (a)	33,400	780,558
VMware, Inc., Class A (a)	62,857	6,245,472
Total		49,754,408
TOTAL		132,691,321
Technology Hardware, Storage & Peripherals 12.3%
Apple, Inc.	245,085	23,422,773
Electronics for Imaging, Inc. (a)	181,655	8,005,536
EMC Corp.	264,600	7,752,780
Kinaxis, Inc. (a)	419,824	5,775,540
NetApp, Inc.	275,381	10,695,798
Seagate Technology PLC	64,200	3,762,120
Total		59,414,547
TOTAL INFORMATION TECHNOLOGY		459,922,522
Total Common Stocks (Cost: $368,458,248)		$476,062,303

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	3,646,304	$3,646,304
Total Money Market Funds (Cost: $3,646,304)		$3,646,304
Total Investments
(Cost: $372,104,552) (d)		$479,708,607(e)
Other Assets & Liabilities, Net		2,554,316
Net Assets		$482,262,923

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,611,314	140,358,297	(160,323,307)	3,646,304	9,994	3,646,304

(d)

At July 31, 2014, the cost of securities for federal income tax purposes was approximately $372,105,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$115,759,000
Unrealized Depreciation	(8,155,000)
Net Unrealized Appreciation	$107,604,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated April 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,496,012	—	—	9,496,012
Industrials	3,934,497	2,709,272	—	6,643,769
Information Technology	447,537,815	12,384,707	—	459,922,522
Total Equity Securities	460,968,324	15,093,979	—	476,062,303
Mutual Funds
Money Market Funds	3,646,304	—	—	3,646,304
Total Mutual Funds	3,646,304	—	—	3,646,304
Total	464,614,628	15,093,979	—	479,708,607

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 19, 2014